Revenue Recognition and Accounts Receivable (Tables)	3 Months Ended
Dec. 31, 2025
Revenue Recognition and Accounts Receivable [Abstract]
Schedule of Estimated Co-Pay Assistance Reflected and Included in the Gross-to-Net Adjustments	The Company has deposited the estimated co-pay assistance reflected and included in the gross-to-net adjustments.
Three Months Ended
31-Dec-25

Gross Product Revenue	$4,878,720
Gross-to-net adjustments:	934,609
Net Revenue	$3,944,111